Accrued expenses and other current liabilities - Summary of accrued expenses and other current liabilities (Detail) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Phase 2 MND and CMT clinical trial-related costs	$ 609,222	$ 1,850,115
Research and development costs, including other related expenses		2,502,400	$ 938,665
Payroll and employee-related costs	430,560	874,246	1,453,665
Professional fees	284,725	227,980	153,219
Restructuring-related costs	189,927	0
Other research and development-related costs	23,808	652,285
Consumer product-related costs	16,437	107,595	42,024
Total	$ 1,554,679	$ 3,712,221	$ 2,587,573